BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended		1 Months Ended		1 Months Ended				1 Months Ended
	Jun. 30, 2013	May 31, 2013 Comm It Group [Member]	Feb. 28, 2013 Pilat Europe Limited Ltd and Pilat North America Inc [Member]	Feb. 26, 2013 Pilat Europe Limited Ltd and Pilat North America Inc [Member]	May 31, 2013 Valinor Ltd [Member]	May 16, 2013 Valinor Ltd [Member]	May 25, 2014 Valinor Ltd [Member] Subsequent Event [Member]	Nov. 23, 2013 Valinor Ltd [Member] Subsequent Event [Member]	May 31, 2013 Dario solutions IT Ltd [Member]	May 30, 2013 Dario solutions IT Ltd [Member]	Feb. 28, 2014 Dario solutions IT Ltd [Member] Subsequent Event [Member]
Equity Method Investment, Ownership Percentage		80.00%		100.00%		100.00%				100.00%
Business Combination, Consideration Transferred, Total	$ 9,000		$ 1,200		$ 1,700				$ 3,800
Business Combination Consideration Paid Transferred1						400				1,100
Business Combination Consideration Contingent On Operational Target						$ 600	$ 200	$ 500		$ 1,700	$ 1,000